Basis of presentation and general information (Table) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Customer A - Drilling segment
Major customer revenue percentage	12.00%	0.00%	0.00%
Customer B - Drilling segment
Major customer revenue percentage	15.00%	26.00%	38.00%
Customer C - Drilling segment
Major customer revenue percentage	0.00%	0.00%	14.00%
Customer D - Drilling segment
Major customer revenue percentage	12.00%	0.00%	0.00%
Customer E - Drilling segment
Major customer revenue percentage	10.00%	11.00%	0.00%
Customer F - Drilling segment
Major customer revenue percentage	25.00%	14.00%	0.00%